Inventory - Summary of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Raw materials	$ 7,007	$ 5,195
Work in progress	1,482	1,340
Finished goods	127	124
Provision	(2,134)	(1,503)	$ (793)
Total	$ 6,482	$ 5,156